Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Deferred Tax Liabilities (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 18,705	$ 224	₨ 15,454
Deferred Tax Assets [Abstract]
Deferred tax assets	5,556	67	4,645
Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax liabilities (net)	18,705	224	15,454
Deferred Tax Liabilities | Net Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	62,455	749	53,560
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Compound financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	217	3	255
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	842	10	828
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	60,518	726	51,841
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	182	2	185
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	653	8	403
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	43	1	48
Deferred Tax Assets | Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	43,750	525	38,106
Deferred Tax Assets | Net Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets	30	0	302
Deferred Tax Assets | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets	5	0	34
Deferred Tax Assets | Net Deferred Tax Liabilities | Provision for decommissioning costs
Deferred Tax Assets [Abstract]
Deferred tax assets	1,715	21	2,716
Deferred Tax Assets | Net Deferred Tax Liabilities | Expected credit losses
Deferred Tax Assets [Abstract]
Deferred tax assets	370	4	218
Deferred Tax Assets | Net Deferred Tax Liabilities | Tax Losses available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets	37,168	446	31,836
Deferred Tax Assets | Net Deferred Tax Liabilities | Unused tax credt (Minimum alternate tax)
Deferred Tax Assets [Abstract]
Deferred tax assets	2,867	34	2,172
Deferred Tax Assets | Net Deferred Tax Liabilities | Lease Liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	791	9	409
Deferred Tax Assets | Net Deferred Tax Liabilities | Government grant (viability gap funding)
Deferred Tax Assets [Abstract]
Deferred tax assets	453	5	54
Deferred Tax Assets | Net Deferred Tax Liabilities | Others
Deferred Tax Assets [Abstract]
Deferred tax assets	₨ 351	$ 4	₨ 365